Asset Allocation for the Other Postretirment Benefit Plan and the Target Allocation, by Asset Catergory (Detail) (Other Postretirement Benefit Plans, Defined Benefit)			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Lower Limit	Dec. 31, 2011 Upper Limit
Target Allocation 2011
Equity securities			35.00%	50.00%
Debt securities			50.00%	65.00%
Percentage of Plan Assets
Equity securities	50.00%	51.00%
Debt securities	50.00%	48.00%
Cash equivalents	0.00%	1.00%
Total	100.00%	100.00%